RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule Of Related Party Relationships [Table Text Block]
(1)	Related party relationships

Name of related parties	Relationship
Jilin Jinong Hi-tech Development Shares Co., Ltd. (“Jinong”)	Being long-term investment of the Company (note 10)

Beijing Shihui	Being owned by close family members of the Company’s Chairman

Xinjiang Ginbo Seeds Center	Being the non-controlling interest of Xinjiang Origin

Schedule Of Amounts Due From Related Parties [Table Text Block]
(1)	Due from related parties

	September 30,
	2016	2017
	RMB	RMB

Beijing Shihui (i)	-	55,940

	-	55,940

Schedule Of Amounts Due To Related Parties [Table Text Block]
(2)	Due to related parties

	September 30,
	2016	2017
	RMB	RMB

Henan Agriculture University	1,000	-
Xinjiang Ginbo Seeds Center (i)	10,000	10,000
Companies controlled by the Company’s directors	1,585	1,576
Ex-shareholders of State Harvest	16	16

	12,601	11,592

Note (i): Xinjiang Origin has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand.

Schedule of Related Party Transactions [Table Text Block]
(3)	Transactions with related parties

(a)	Technology usage fees charged by

	Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB

Henan Agriculture University	-	1,000	-

	-	1,000	-

The above amounts related to technology usage fees paid to certain related party research centers for the exclusive right to use certain seed technologies.

(b)	Rental income received from

	Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB

Beijing Shihui	-	250	-

(c)	Service income received from

	Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB

Beijing Shihui	-	-	396

(d)	Service fee charged by

	Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB

Beijing Shihui	-	-	600